Summary of Significant Accounting Policies - Narative (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 11, 2010
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 89,950	$ 89,950	$ 0
Amortization of deferred financing costs		37,000	36,703	0
Due to affiliates		129,556	129,556	0
Common stock, shares authorized (in shares)		490,000,000	490,000,000	490,000,000
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, var value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (in shares)		4,550,606	4,550,606	20,000	20,000
Share price (in dollars per share)					$ 10
Dividend, common stock and preferred stock, number of days in the calendar year for the daily distribution			366 days
Common stock and preferred stock, dividends, daily amount per share authorized			$ 0.001707848
Distributions payable		175,455	175,455	0
Common stock, shares outstanding		4,550,606	4,550,606	20,000
Common stock issued through distribution reinvestment plan	81,000		44,201
Redeemable common stock, shares outstanding		4,700	4,700	0
Redeemable common stock		44,201	44,201	0
Advisors | Other organization and offering expenses
Valuation of real estate and related assets [Line Items]
Related party payments of stock issuance costs by third party			2,100,000
Related party transaction, expenses from transactions with related party		906,121	906,121
Payments of stock issuance costs, related party, not included in the financial statements			1,200,000
Advisors | Other organization and offering expenses | Maximum
Valuation of real estate and related assets [Line Items]
Organization and offering expense		2.00%	2.00%
Advisors | Reimbursed organization and offering costs
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		906,000
Advisors | Selling commissions
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		2,979,558	2,979,558
Advisors | Dealer manager fee
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		905,191	905,191
Restricted cash, investor proceeds for which shares of common stock had not been issued
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 90,000	$ 90,000
Building and capital improvements
Valuation of real estate and related assets [Line Items]
Acquired real estate asset, useful life			40 years